CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 1,876,894	$ 1,254,047	$ 974,345
Operating Expenses [Abstract]
Cost of Revenue	(626,104)	(438,787)	(352,000)
Selling, general and administrative costs	(642,989)	(544,700)	(475,014)
Depreciation	(13,996)	(12,709)	(9,181)
Amortization	(523,819)	(290,441)	(191,361)
Impairment of Long-Lived Assets to be Disposed of			(18,431)
Restructuring and impairment	129,459	56,138	15,670
Other Operating Income (Expense), Net	(27,507)	52,381	4,826
Costs and Expenses	(1,963,874)	(1,290,394)	(1,056,831)
Loss from operations	(86,980)	(36,347)	(82,486)
Fair Value Adjustment of Warrants	81,320	(205,062)	(47,656)
Litigation Settlement, Expense	0	0	39,399
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net	(5,660)	(241,409)	(90,743)
Interest expense and amortization of debt discount, net	(252,490)	(111,914)	(157,689)
Pre-tax loss	(258,150)	(353,323)	(248,432)
Provision for income taxes	(12,298)	2,698	(10,201)
Net loss	(270,448)	(350,625)	(258,633)
Preferred Stock Dividends, Income Statement Impact	41,508	0	0
Net loss attributable to ordinary shares	$ (311,956)	$ (350,625)	$ (258,633)
Per share:
Basic (usd per share)	$ (0.49)	$ (0.82)	$ (0.94)
Diluted (usd per share)	$ (0.61)	$ (0.82)	$ (0.94)
Weighted-average shares outstanding:
Basic weighted-average number of ordinary shares outstanding (in shares)	630,976,906	427,023,558	273,883,342
Diluted weighted-average number of ordinary shares outstanding (in shares)	640,774,100	427,023,558	273,883,342